First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 84.2%
	Aerospace/Defense — 2.7%
$2,000,000	Howmet Aerospace, Inc.	6.88%	05/01/25	$2,034,480
2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	2,031,076
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,053,432
3,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	2,718,675
2,000,000	Lockheed Martin Corp.	4.45%	05/15/28	2,003,890
5,000,000	Lockheed Martin Corp.	4.50%	02/15/29	5,008,420
5,000,000	Northrop Grumman Corp.	4.60%	02/01/29	5,011,069
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,459,690
3,500,000	RTX Corp.	5.75%	01/15/29	3,655,090
				26,975,822
	Banking — 18.3%
1,044,000	American Express Co. (a)	6.34%	10/30/26	1,065,821
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,538,434
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,528,044
2,750,000	Bank of America Corp.	3.88%	08/01/25	2,715,655
5,250,000	Bank of America Corp.	3.50%	04/19/26	5,120,900
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,753,973
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,021,808
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,441,279
2,500,000	Bank of New York Mellon (The) Corp. (a)	5.22%	11/21/25	2,502,821
1,500,000	Bank of New York Mellon (The) Corp. (a)	5.15%	05/22/26	1,503,120
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,109,267
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	1,001,949
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,074,731
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,124,746
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	624,928
5,000,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	4,984,895
3,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	3,009,212
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	984,980
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.80%	08/10/26	2,019,533
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,717,397
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,579,843
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,022,532
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,489,010
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,252,792
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,558,559
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,513,304
3,250,000	Morgan Stanley	4.00%	07/23/25	3,209,449
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,524,508
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,692,022
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	2,002,500
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,507,364
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	4,971,257
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	949,747
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,079,532
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	136,238
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,021,270
5,234,000	State Street Corp. (a)	4.86%	01/26/26	5,212,469
1,000,000	State Street Corp. (a)	5.10%	05/18/26	1,001,307
5,000,000	State Street Corp.	5.27%	08/03/26	5,060,179

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$4,250,000	State Street Corp. (a)	5.82%	11/04/28	$4,406,213
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,783,193
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	3,956,033
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,031,105
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,087,289
2,750,000	Wells Fargo & Co.	3.55%	09/29/25	2,691,975
1,250,000	Wells Fargo & Co. (a)	2.41%	10/30/25	1,221,238
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,805,475
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,520,210
5,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	5,010,764
2,750,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,794,717
				179,935,587
	Brokerage/Asset Managers/Exchanges — 2.2%
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,823,731
3,790,000	LPL Holdings, Inc. (b)	4.63%	11/15/27	3,652,159
1,710,000	Nasdaq, Inc.	5.65%	06/28/25	1,726,583
7,000,000	Nasdaq, Inc.	5.35%	06/28/28	7,181,542
				21,384,015
	Building Materials — 1.1%
7,674,000	CRH America, Inc. (b)	3.88%	05/18/25	7,531,416
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,400,473
				10,931,889
	Cable Satellite — 1.7%
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	991,335
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,065,222
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.05%	03/30/29	1,968,382
4,000,000	Comcast Corp.	5.25%	11/07/25	4,047,069
3,000,000	Comcast Corp.	4.15%	10/15/28	2,956,699
3,500,000	Comcast Corp.	4.25%	10/15/30	3,427,350
				16,456,057
	Chemicals — 0.6%
5,000,000	EIDP, Inc.	4.50%	05/15/26	4,987,848
1,000,000	FMC Corp.	5.15%	05/18/26	1,001,028
				5,988,876
	Construction Machinery — 2.2%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	970,385
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,316,713
2,500,000	Caterpillar Financial Services Corp.	4.50%	01/08/27	2,512,056
2,500,000	John Deere Capital Corp.	4.50%	01/08/27	2,504,627
12,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	12,481,431
				21,785,212
	Consumer Cyclical Services — 0.4%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	302,488
4,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	3,930,520
				4,233,008

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Products — 0.2%
$2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	$1,972,951
	Diversified Manufacturing — 0.2%
2,000,000	Ingersoll Rand, Inc.	5.40%	08/14/28	2,052,421
	Electric — 3.1%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,662,422
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	5,129,935
2,000,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	1,973,043
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,329,679
2,500,000	Florida Power & Light Co.	4.40%	05/15/28	2,507,418
3,500,000	Florida Power & Light Co.	4.63%	05/15/30	3,520,850
25,000	Pacific Gas and Electric Co.	4.95%	06/08/25	24,890
25,000	Pacific Gas and Electric Co.	5.45%	06/15/27	25,167
7,371,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	7,243,966
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,515,091
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,511,842
				30,444,303
	Environmental — 2.7%
2,000,000	Republic Services, Inc.	2.50%	08/15/24	1,969,463
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,490,332
7,850,000	Republic Services, Inc.	4.88%	04/01/29	7,951,743
2,000,000	Waste Management, Inc.	3.15%	11/15/27	1,913,875
10,000,000	Waste Management, Inc.	4.88%	02/15/29	10,185,949
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,519,390
				27,030,752
	Food And Beverage — 5.7%
3,000,000	Conagra Brands, Inc.	4.30%	05/01/24	2,988,213
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,040,401
2,000,000	Constellation Brands, Inc.	4.75%	11/15/24	1,988,558
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,479,213
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,967,471
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,512,298
5,000,000	General Mills, Inc.	4.70%	01/30/27	5,007,087
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,818,175
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,302,219
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	2,001,308
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,691,710
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,550,006
2,500,000	Nestle Holdings, Inc. (b)	5.00%	03/14/28	2,565,674
4,000,000	Sysco Corp.	3.75%	10/01/25	3,925,311
2,000,000	Sysco Corp.	3.25%	07/15/27	1,909,866
400,000	Sysco Corp.	5.75%	01/17/29	417,418
				56,164,928
	Gaming — 0.5%
2,050,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	2,020,993
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,313,613
				5,334,606
	Health Insurance — 5.6%
3,549,000	Aetna, Inc.	3.50%	11/15/24	3,498,660
10,149,000	Centene Corp.	4.25%	12/15/27	9,764,058

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Insurance (Continued)
$7,066,000	Elevance Health, Inc.	5.35%	10/15/25	$7,113,471
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,928,105
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,893,016
4,500,000	Humana, Inc.	4.50%	04/01/25	4,465,592
4,000,000	Humana, Inc.	3.95%	03/15/27	3,905,651
4,000,000	Humana, Inc.	5.75%	12/01/28	4,146,545
3,500,000	Humana, Inc.	4.88%	04/01/30	3,496,240
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,278,983
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,631,832
				55,122,153
	Healthcare — 11.4%
10,238,000	Alcon Finance Corp. (b)	2.75%	09/23/26	9,689,721
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,868,696
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,858,928
1,550,000	Baxter International, Inc.	1.32%	11/29/24	1,498,381
2,000,000	Becton Dickinson & Co.	3.73%	12/15/24	1,976,542
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,838,430
1,250,000	Boston Scientific Corp.	3.45%	03/01/24	1,248,024
5,250,000	Cigna Group (The)	4.13%	11/15/25	5,173,618
2,500,000	Cigna Group (The)	4.50%	02/25/26	2,481,686
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,959,486
2,500,000	Cigna Group (The)	2.40%	03/15/30	2,184,459
1,550,000	CVS Health Corp.	3.88%	07/20/25	1,525,718
2,000,000	CVS Health Corp.	5.00%	02/20/26	2,007,130
2,500,000	CVS Health Corp.	5.13%	02/21/30	2,526,516
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	6,057,412
6,170,000	HCA, Inc.	5.88%	02/15/26	6,230,383
2,000,000	HCA, Inc.	4.50%	02/15/27	1,973,310
5,000,000	HCA, Inc.	5.20%	06/01/28	5,051,685
11,000,000	IQVIA, Inc. (b)	5.70%	05/15/28	11,216,099
250,000	IQVIA, Inc. (b)	6.25%	02/01/29	260,492
2,500,000	McKesson Corp.	4.90%	07/15/28	2,540,155
3,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	3,421,366
8,500,000	Stryker Corp.	3.38%	11/01/25	8,293,614
6,000,000	Stryker Corp.	4.85%	12/08/28	6,064,350
2,000,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	1,943,678
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,579,909
5,400,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	5,229,187
5,000,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	4,911,577
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	573,699
				112,184,251
	Lodging — 0.4%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,581,298
	Other Utility — 0.7%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,781,759
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,797,658
				6,579,417

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging — 1.4%
$1,928,000	Berry Global, Inc. (b)	4.88%	07/15/26	$1,898,282
11,500,000	Berry Global, Inc. (b)	5.50%	04/15/28	11,626,463
				13,524,745
	Paper — 0.1%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	957,086
	Pharmaceuticals — 2.7%
2,000,000	AbbVie, Inc.	3.80%	03/15/25	1,974,723
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,504,623
2,250,000	Amgen, Inc.	5.25%	03/02/25	2,255,487
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,921,877
6,250,000	Astrazeneca Finance LLC	4.88%	03/03/28	6,355,942
2,500,000	Gilead Sciences, Inc.	3.65%	03/01/26	2,444,983
7,000,000	Zoetis, Inc.	4.50%	11/13/25	6,967,601
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,375,934
				26,801,170
	Property & Casualty Insurance — 4.3%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	7,802,038
5,500,000	Arthur J Gallagher & Co.	5.50%	03/02/33	5,591,488
11,045,000	Brown & Brown, Inc.	4.20%	09/15/24	10,954,576
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	5,940,825
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,622,891
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,342,679
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,723,525
				41,978,022
	Retailers — 1.1%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,913,503
4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	4,100,381
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,372,023
				10,385,907
	Technology — 11.5%
2,250,000	Adobe, Inc.	2.30%	02/01/30	2,013,522
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,962,473
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,312,672
7,500,000	Black Knight InfoServ LLC (b)	3.63%	09/01/28	7,106,250
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,131,457
3,550,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	3,531,131
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,511,704
3,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	3,381,864
3,074,000	Global Payments, Inc.	1.50%	11/15/24	2,979,027
7,250,000	Infor, Inc. (b)	1.75%	07/15/25	6,867,684
16,000,000	MSCI, Inc. (b)	4.00%	11/15/29	14,878,963
4,000,000	Oracle Corp.	5.80%	11/10/25	4,061,284
3,025,000	Oracle Corp.	3.25%	11/15/27	2,873,697
2,250,000	Oracle Corp.	2.30%	03/25/28	2,043,341
3,000,000	Oracle Corp.	4.50%	05/06/28	2,989,344
4,000,000	Oracle Corp.	6.15%	11/09/29	4,270,103
3,000,000	PTC, Inc. (b)	3.63%	02/15/25	2,947,541
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,934,754
2,000,000	Salesforce, Inc.	3.70%	04/11/28	1,961,375

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$5,189,000	Verisk Analytics, Inc.	4.00%	06/15/25	$5,121,478
4,000,000	VMware, Inc.	1.00%	08/15/24	3,901,289
3,813,000	VMware, Inc.	4.50%	05/15/25	3,784,954
2,500,000	VMware, Inc.	4.65%	05/15/27	2,478,703
10,925,000	Workday, Inc.	3.50%	04/01/27	10,583,510
				113,628,120
	Wireless — 2.5%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,526,073
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,381,916
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,493,607
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	988,320
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,028,710
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	7,962,439
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,016,912
				24,397,977
	Wirelines — 0.9%
2,000,000	AT&T, Inc.	5.54%	02/20/26	2,000,746
5,550,000	Verizon Communications, Inc.	4.13%	03/16/27	5,460,111
1,875,000	Verizon Communications, Inc.	4.33%	09/21/28	1,849,325
				9,310,182
	Total Corporate Bonds and Notes			829,140,755
	(Cost $819,693,109)
FOREIGN CORPORATE BONDS AND NOTES — 11.0%
	Banking — 2.9%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,017,718
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,057,248
1,300,000	Royal Bank of Canada	4.95%	04/25/25	1,302,221
6,500,000	Royal Bank of Canada	4.88%	01/12/26	6,520,888
2,250,000	Royal Bank of Canada	4.88%	01/19/27	2,262,362
1,550,000	Toronto-Dominion Bank (The)	4.29%	09/13/24	1,539,888
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,434,156
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,036,455
3,500,000	UBS AG	5.65%	09/11/28	3,619,290
2,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	2,520,137
				28,310,363
	Environmental — 1.0%
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,901,349
	Food And Beverage — 1.1%
6,000,000	Bacardi Ltd./Bacardi-Martini B.V. (b)	5.25%	01/15/29	6,028,011
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,948,820
				10,976,831
	Healthcare — 0.7%
7,000,000	Medtronic Global Holdings SCA	4.25%	03/30/28	6,954,683
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	948,921

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging — 1.1%
$5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	$4,737,459
6,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,758,198
				10,495,657
	Pharmaceuticals — 0.8%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,786,405
4,500,000	Pfizer Investment Enterprises Pte Ltd.	4.45%	05/19/28	4,491,807
				8,278,212
	Restaurants — 0.9%
9,194,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.75%	04/15/25	9,183,673
	Retailers — 0.5%
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,493,249
	Technology — 1.9%
13,060,000	Open Text Corp. (b)	6.90%	12/01/27	13,558,368
5,000,000	Thomson Reuters Corp.	3.35%	05/15/26	4,833,524
				18,391,892
	Total Foreign Corporate Bonds and Notes			107,934,830
	(Cost $106,819,034)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.0%
	Technology — 2.0%
16,000,000	Global Payments, Inc.	6.04%	02/01/24	16,000,000
3,600,000	Jabil, Inc.	6.00%	02/01/24	3,600,000
	Total Commercial Paper			19,600,000
	(Cost $19,600,000)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.4%
	Cable Satellite — 0.1%
819,208	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/07/30	807,637
	Technology — 1.3%
3,464,937	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	05/30/25	3,471,156
2,178,955	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	2,180,001
2,057,421	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	2,058,409

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$2,185,394	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	$2,186,421
3,473,282	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	08/27/25	3,481,340
				13,377,327
	Total Senior Floating-Rate Loan Interests			14,184,964
	(Cost $14,154,789)

	Total Investments — 98.6%			970,860,549
	(Cost $960,266,932)
	Net Other Assets and Liabilities — 1.4%			13,636,502
	Net Assets — 100.0%			$984,497,051

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $184,357,679 or 18.7% of net assets.

(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$829,140,755	$—	$829,140,755	$—
Foreign Corporate Bonds and Notes*	107,934,830	—	107,934,830	—
Commercial Paper*	19,600,000	—	19,600,000	—
Senior Floating-Rate Loan Interests*	14,184,964	—	14,184,964	—
Total Investments	$970,860,549	$—	$970,860,549	$—

*	See Portfolio of Investments for industry breakout.